Investments accounted for using the equity method (Tables)	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Summary of Ownership Interest in Equity Accounted Investments
Significant interests in equity accounted investments of the Group are those with the most significant contribution to the Group’s net profit or net assets. The Group’s ownership interest in significant equity accounted investments results are listed in the table below. For a list of the Group’s associates and joint ventures, refer to Exhibit 8.1 – List of Subsidiaries.

Significant associates and joint ventures	Country of incorporation/ principal place of business	Associate or joint venture	Principal activity	Reporting date	Ownership interest
					2025%	2024%
Compañía Minera Antamina S.A. (Antamina)	Peru	Associate	Copper and zinc mining	31 December	33.75	33.75
Samarco Mineração S.A. (Samarco)	Brazi l	Joint venture	Iron ore mining	31 December	50.00	50.00
Vicuña Corp (Vicuña)	Canada / Argentina /Chile	Joint venture	Copper development	31 December	50.00	–

Summary of Movements of Investments Accounted for using the Equity Method
The movement for the year in the Group’s investments accounted for using the equity method is as follows:

Year ended 30 June 2025 US$M	Investment in associates	Investment in joint ventures	Total equity accounted investments
At the beginning of the financial year	1,662	–	1,662
Profit/(loss) from equity accounted investments, related impairments and expenses 1	397	(244)	153
Investment in equity accounted investments 2	67	2,355	2,422
Dividends received from equity accounted investments	(375)	–	(375)
Other 1	–	245	245

At the end of the financial year	1,751	2,356	4,107

1
Represents financial impacts of Samarco dam failure in the Group’s profit/(loss) from equity accounted investments, related impairments and expenses. Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

2	Includes total cash payment of US$2.1 billion for the acquisition of Filo Corp and 50% interest in Josemaria copper deposit .

Summary of Financial Information of Significant Equity Accounted Investments
The following table summarises the financial information relating to each of the Group’s significant equity accounted investments.

	Associates		Joint ventures
2025 US$M	Antamina	Individually immaterial (1)	Samarco (2)		Vicuña		Individually immaterial	Total
Current assets	1,773		877	(3)	54	(3)
Non-current assets	6,944		6,485		4,570
Current liabilities	(970)		(6,180	) (4)	(61	) (4)
Non-current liabilities	(2,599)		(20,404	) (5)	(3	) (5)

Net assets/(liabilities) – 100%	5,148		(19,222)		4,560

Net assets/(liabilities) – Group share	1,737		(9,611)		2,280
Adjustments to net assets related to accounting policy adjustments	(76)		–		76
Investment in Samarco	–		516	(6)	–
Impairment of the carrying value of the investment in Samarco	–		(1,041	) (7)	–
Recognised additional share of losses, net of capital contributions	–		7,254		–
Unrecognised losses	–		2,882	(8)	–

Carrying amount of investments accounted for using the equity method	1,661	90	–		2,356		–	4,107

Revenue – 100%	4,627		1,598		–
Profit/(loss) – 100%	1,609		(4,032	) (9)	2	(10)

Share of profit/(loss) of equity accounted investments	543		(2,016)		1
Adjustments to share of profit/(loss) related to accounting policy adjustments	(5)		–		–
Impairment of the carrying value of the investment in Samarco	–		–		–
Additional share of Samarco losses	–		458		–
Fair value change on forward exchange derivatives	–		414		–
Movement in unrecognised losses	–		899	(8)	–

Profit/(loss) from equity accounted investments, related impairments and expenses	538	(141)	(245)		1		–	153

Comprehensive income – 100%	1,609		(4,032)		2

Share of comprehensive income/(loss) – Group share in equity accounted investments	538	(141)	(245)		1		–	153

Dividends received from equity accounted investments	375	–	–		–		–	375

	Associates		Joint ventures
2024 US$M	Antamina	Individually immaterial (1)	Samarco (2)		Individually immaterial	Total
Current assets	1,699		564	(3)
Non-current assets	6,325		7,214
Current liabilities	(987)		(3,266	) (4)
Non-current liabilities	(2,389)		(23,211	) (5)

Net assets/(liabilities) – 100%	4,648		(18,699)

Net assets/(liabilities) – Group share	1,569		(9,349)
Adjustments to net assets related to accounting policy adjustments	(71)		–
Investment in Samarco	–		516	(6)
Impairment of the carrying value of the investment in Samarco	–		(1,041	) (7)
Recognised additional share of losses, net of capital contributions	–		7,891
Unrecognised losses	–		1,983	(8)

Carrying amount of investments accounted for using the equity method	1,498	164	–		–	1,662

Revenue – 100%	4,381		1,553
Profit/(loss) – 100%	1,353		(6,726	) (9)

Share of profit/(loss) of equity accounted investments	457		(3,363)
Adjustments to share of profit/(loss) related to accounting policy adjustments	8		(6	) (11)
Impairment of the carrying value of the investment in Samarco	–		–
Additional share of Samarco losses	–		506
Fair value change on forward exchange derivatives	–		(199)
Movement in unrecognised losses	–		30	(8)

Profit/(loss) from equity accounted investments, related impairments and expenses	465	(89)	(3,032)		–	(2,656)

Comprehensive income – 100%	1,353		(6,726)

Share of comprehensive (loss)/income – Group share in equity accounted investments	465	(89)	(3,032)		–	(2,656)

Dividends received from equity accounted investments	397	–	–		–	397

	Associates		Joint ventures
2023 US$M	Antamina	Individually immaterial	Samarco (2)		Individually immaterial	Total
Revenue – 100%	4,350		1,554
Profit/(loss) – 100%	1,571		(3,018	) (9)

Share of profit/(loss) of equity accounted investments	530		(1,509)
Adjustments to share of profit/(loss) related to accounting policy adjustments	(79)		23	(11)
Impairment of the carrying value of the investment in Samarco	–		–
Additional share of Samarco losses	–		452
Fair value change on forward exchange derivatives	–		471
Movement in unrecognised losses	–		778	(8)

Profit/(loss) from equity accounted investments, related impairments and expenses	451	(72)	215		–	594

Comprehensive income – 100%	1,571		(3,018)

Share of comprehensive income/(loss) – Group share in equity accounted investments	451	(72)	215		–	594

Dividends received from equity accounted investments	327	1	–		–	328

1	The unrecognised share of gain for the period was US$72 million (2024: US$41 million), which decreased the cumulative losses to US$28 million (2024: US$100 million).

2
Refer to note 4 ‘Significant events – Samarco dam failure’ for further information regarding the financial impact of the Samarco dam failure which occurred in November 2015 on BHP Brasil’s share of Samarco’s losses. The financial information disclosed represents the underlying financial information of Samarco updated to reflect the Group’s best estimate of the costs to resolve all aspects of the Federal Public Prosecution Office claim and Framework Agreement.

3	Includes cash and cash equivalents of US$419 million (2024: US $251 million) in Samarco and US$53 million in Vicuña.

4	Includes current financial liabilities (excluding trade and other payables and provisions) of US$ nil (2024: US$ nil) in Samarco and US$1 million in Vicuña.

5	Includes non-current financial liabilities (excluding trade and other payables and provisions) of US$4,625 million (2024: US$4,261 million) in Samarco and US$3 million in Vicuña .

6
Any working capital funding provided to Samarco is capitalised as part of the Group’s investments in joint ventures and disclosed as an impairment included within the Samarco impairment expense line item.

7
In the year ended 30 June 2016, BHP Brasil recognised an impairment of US$525 million to impair its investment in Samarco to US$ nil. Subsequently, additional cumulative impairment losses relating to working capital funding of US$516 million have been recognised. Following the Judicial Reorganisation in September 2023, no further working capital funding has been provided.

8	Share of Samarco’s losses for which BHP Brasil does not have an obligation to fund.

9
Includes depreciation and amortisation of US$165 million (2024: US$165 million; 2023: US$144 million), interest income of US$54 million (2024: US$43 million; 2023: US$42 million), interest expense of US$1,686 million (2024: US$807 million; 2023: US$1,384 million)
,
other finance income in relation to the Judicial Reorganisation of US$

nil (2024: US$1,756 million; 2023: US$ nil) and income tax (expense)/benefit of US$(623) million (2024: US$999 million; 2023: US$(213) million).

1 0	Includes depreciation and amortisation of US$1 million, interest income of US$ nil, interest expense of US$ nil and income tax benefit/(expense) of US$ nil.

1 1	Includes accounting policy adjustments mainly related to the removal of foreign exchange gains on excluded dividends payable.